Related Party Balances and Transactions (Details) - Bulawayo Mining Company [Member] $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) ha
Related Party Balances and Transactions [Line Items]
Properties for sale | $	$ 390
Area of property | ha	4.2938